Management of Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Managed Capital

	December 31, 2017	December 31, 2016
Shareholder's equity	$2,681.2	$1,759.4
Current portion of debt and financing obligations	4.2	3.6
Long-term debt and financing obligations	3.3	301.3
	$2,688.7	$2,064.3